Earnings (Loss) Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share options [member]
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	48,616,795	10,349,062